UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund:	Royce Value Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2009

Date of reporting period: 9/30/2009

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2009 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 115.4%

Consumer Products – 6.8%
Apparel, Shoes and Accessories - 1.9%
Anta Sports Products	165,000	$204,386
Burberry Group	200,000	1,609,338
Columbia Sportswear	48,600	2,000,376
Daphne International Holdings	308,800	223,530
K-Swiss Cl. A [a]	160,000	1,406,400
Lazare Kaplan International [a,b]	95,437	190,874
Polo Ralph Lauren	4,000	306,480
Stella International Holdings	246,300	413,146
Timberland Company (The) Cl. A [a]	17,500	243,600
Van De Velde	28,000	1,216,921
Volcom [a,c]	67,800	1,117,344
Warnaco Group (The) [a]	28,500	1,250,010
Weyco Group	97,992	2,244,017
Wolverine World Wide	100,000	2,484,000
Xinyu Hengdeli Holdings	232,500	64,199
Yue Yuen Industrial Holdings	17,000	47,929

		15,022,550

Collectibles - 0.1%
Kid Brands [a]	96,600	598,920

Consumer Electronics - 0.5%
Dolby Laboratories Cl. A [a]	56,200	2,146,278
DTS [a,c]	64,100	1,755,058

		3,901,336

Food/Beverage/Tobacco - 0.7%
Asian Citrus Holdings	29,200	149,331
B&G Foods (Units)	21,000	341,670
B&G Foods Cl. A	5,000	40,950
Hershey Creamery	709	1,205,300
Seneca Foods Cl. A [a]	80,000	2,192,000
Seneca Foods Cl. B [a]	13,251	371,823
Tootsie Roll Industries	52,000	1,236,560

		5,537,634

Health, Beauty and Nutrition - 0.0%
Natural Beauty Bio-Technology	935,300	159,301

Home Furnishing and Appliances - 2.0%
American Woodmark	123,335	2,385,299
Ekornes	105,000	1,799,657
Ethan Allen Interiors	185,800	3,065,700
Hunter Douglas	36,000	1,449,769
Kimball International Cl. B	286,180	2,183,554
Mohawk Industries [a,c]	102,200	4,873,918
Samson Holding	500,000	103,225
Universal Electronics [a]	10,000	204,200

		16,065,322

Sports and Recreation - 1.6%
Beneteau	60,000	1,034,734
Coachmen Industries [a,c]	47,700	66,780
RC2 Corporation [a]	132,600	1,889,550
Sturm, Ruger & Company	245,600	3,178,064
Thor Industries	110,900	3,432,355
Winnebago Industries [a]	247,500	3,640,725

		13,242,208

Total		54,527,271

Consumer Services – 3.7%
Direct Marketing - 0.4%
Manutan International	22,500	1,303,844
School Specialty [a,c]	12,000	284,640
Takkt	120,000	1,511,932

		3,100,416

Media and Broadcasting - 0.0%
Discovery Communications Cl. B [a,c]	18,300	519,537

Restaurants and Lodgings - 0.4%
Benihana [a,c]	3,300	20,031
Cafe de Coral Holdings	72,000	157,749
CEC Entertainment [a]	64,100	1,657,626
Steak n Shake [a]	42,000	494,340
Texas Roadhouse [a,c]	10,000	106,200
Tim Hortons	20,000	566,000

		3,001,946

Retail Stores - 2.9%
Bed Bath & Beyond [a]	6,100	228,994
Buckle (The)	4,700	160,458
Bulgari	100,000	772,648
CarMax [a,c]	160,000	3,344,000
Charming Shoppes [a]	482,800	2,370,548
China Nepstar Chain Drugstore ADR	10,000	60,800
Dollar Tree [a,c]	5,100	248,268
Dress Barn (The) [a]	248,280	4,451,660
Lewis Group	225,000	1,662,041
Men’s Wearhouse (The)	51,700	1,276,990
Stein Mart [a]	182,800	2,323,388
Tiffany & Co.	137,800	5,309,434
West Marine [a]	131,100	1,030,446

		23,239,675

Total		29,861,574

Diversified Investment Companies – 0.5%
Closed-End Funds - 0.5%
Central Fund of Canada Cl. A	211,500	2,802,375
KKR & Company (Guernsey) L.P. [a]	105,000	981,750

Total		3,784,125

Financial Intermediaries – 12.2%
Banking - 3.6%
Ameriana Bancorp	40,000	134,000
Banca Finnat Euramerica	720,000	690,115
Banca Generali	86,000	1,069,708
Bank of N.T. Butterfield & Son	460,290	2,301,448
Bank Sarasin & Cie Cl. B	35,856	1,491,261
Banque Privee Edmond de Rothschild	23	628,433
BCB Holdings [a]	598,676	1,172,049
Cadence Financial [c]	40,300	73,749
Center Bancorp	44,868	337,856
Centrue Financial	82,200	310,716
CFS Bancorp	75,000	355,500
Chuo Mitsui Trust Holdings	118,000	437,743
CNB Financial	11,116	190,862
Commercial National Financial	54,900	869,067
Farmers & Merchants Bank of Long Beach	1,200	4,704,000
Fauquier Bankshares	160,800	2,329,992
Hawthorn Bancshares	46,176	461,298
HopFed Bancorp	104,500	1,071,125
Jefferson Bancshares	32,226	166,608
Kearny Financial	50,862	529,982
Mauritius Commercial Bank	40,000	186,230
Mechanics Bank	200	2,140,000
Old Point Financial	25,000	416,500
Peapack-Gladstone Financial	10,500	168,630
State Bank of Mauritius	46,000	122,164
Timberland Bancorp [d]	469,200	2,261,544
Vontobel Holding	20,400	681,116
Whitney Holding Corporation	41,500	395,910
Wilber Corporation (The)	113,743	955,441
Wilmington Trust	143,500	2,037,700

		28,690,747

Insurance - 5.6%
Alleghany Corporation [a]	23,096	5,983,019
Argo Group International Holdings [a,c]	64,751	2,180,814
Aspen Insurance Holdings	64,000	1,694,080
CNA Surety [a]	100,600	1,629,720
E-L Financial	6,000	2,745,995
Enstar Group [a,c]	20,217	1,258,913
Erie Indemnity Cl. A	131,800	4,937,228
First American	20,000	647,400
Hilltop Holdings [a]	360,400	4,418,504
Independence Holding	317,658	1,867,829
Leucadia National [a]	44,940	1,110,917
Markel Corporation [a]	6,200	2,044,884
Ming An Holdings [a]	200,000	51,612
Montpelier Re Holdings	62,000	1,011,840
NYMAGIC	202,200	3,489,972
Old Republic International	20,000	243,600
ProAssurance Corporation [a]	12,000	626,280
RLI	90,724	4,788,413
Zenith National Insurance	135,100	4,174,590

		44,905,610

Real Estate Investment Trusts - 0.0%
Gladstone Commercial	30,000	410,400

Securities Brokers - 2.6%
Broadpoint Gleacher Securities Group [a,c]	293,000	2,443,620
Close Brothers Group	43,000	547,015
D. Carnegie & Co. [a,b]	14,000	0
Daewoo Securities	5,000	91,449
DundeeWealth	33,300	377,585
Egyptian Financial Group-Hermes Holding GDR	57,900	610,845
FBR Capital Markets [a,c]	145,800	864,594
HQ	40,000	791,812
Investcorp Bank GDR [a]	27,000	86,400
KBW [a,c]	70,058	2,257,269
Kim Eng Holdings	240,000	340,752
Lazard Cl. A	109,300	4,515,183
Mirae Asset Securities	38,850	2,321,273
Mizuho Securities	492,300	1,793,373
Oppenheimer Holdings Cl. A	75,000	1,826,250
optionsXpress Holdings	53,000	915,840
Phatra Securities	775,000	431,458
Schwab (Charles)	9,000	172,350
UOB-Kay Hian Holdings	190,000	203,670
Woori Investment & Securities	11,000	156,376

		20,747,114

Securities Exchanges - 0.0%
Hellenic Exchanges	5,500	69,860
Osaka Securities Exchange	19	86,359
Singapore Exchange	21,200	126,720

		282,939

Other Financial Intermediaries - 0.4%
KKR Financial Holdings [a]	481,404	2,224,087
NASDAQ OMX Group (The) [a,c]	30,000	631,500

		2,855,587

Total		97,892,397

Financial Services – 13.5%
Diversified Financial Services - 0.8%
Encore Capital Group [a,c]	88,000	1,183,600
Franco-Nevada Corporation	10,000	262,364
Ocwen Financial [a,c]	123,600	1,399,152
World Acceptance [a,c]	133,700	3,370,577

		6,215,693

Information and Processing - 2.4%
Broadridge Financial Solutions	35,000	703,500
Interactive Data	112,300	2,943,383
MoneyGram International [a,c]	529,400	1,662,316
Morningstar [a,c]	119,800	5,817,488
MSCI Cl. A [a]	57,100	1,691,302
SEI Investments	304,300	5,988,624

		18,806,613

Insurance Brokers - 1.0%
Brown & Brown	224,900	4,309,084
Crawford & Company Cl. A [a]	109,200	354,900
Crawford & Company Cl. B [a,c]	162,300	715,743
Gallagher (Arthur J.) & Co.	111,200	2,709,944

		8,089,671

Investment Management - 8.5%
A.F.P. Provida ADR [a]	22,100	760,461
ABG Sundal Collier Holding	115,000	143,349
Affiliated Managers Group [a,c]	42,800	2,782,428
AllianceBernstein Holding L.P.	325,600	8,882,368
Altisource Portfolio Solutions [a,c]	41,199	594,914
AP Alternative Assets L.P. [a]	233,200	1,212,640
Ashmore Group	187,938	752,685
Azimut Holding	76,700	969,183
BKF Capital Group [a]	130,000	131,300
BT Investment Management	207,000	529,585
CapMan Cl. B [a]	21,900	41,982
Coronation Fund Managers	526,000	539,164
Deutsche Beteiligungs	88,605	2,097,899
Eaton Vance	125,300	3,507,147
Endeavour Financial [c]	150,000	233,970
Equity Trustees	33,202	521,962
Evercore Partners Cl. A	229,600	6,708,912
F&C Asset Management	60,000	74,314
Federated Investors Cl. B	195,000	5,142,150
Fiducian Portfolio Services	227,000	332,431
GAMCO Investors Cl. A	110,575	5,053,277
GIMV	30,000	1,610,708
GP Investments BDR [a]	15,000	82,976
Investec	124,700	912,746
JAFCO	37,300	1,140,628
MVC Capital	424,200	3,724,476
MyState	152,000	390,215
Onex Corporation	50,000	1,225,424
Partners Group Holding	19,400	2,366,265
Perpetual	12,700	438,522
Platinum Asset Management	168,000	803,296
RAB Capital	426,000	136,162
Rathbone Brothers	35,400	492,199
RHJ International [a]	177,500	1,296,125
Schroders	168,890	2,950,136
SHUAA Capital [a]	485,000	265,406
SPARX Group [a]	7,220	769,736
Sprott	269,600	1,004,720
Teton Advisors	1,867	6,534
Treasury Group	51,500	252,155
Trust Company	97,283	480,609
Value Partners Group [a]	3,073,100	1,288,711
VZ Holding	13,500	979,639
Waddell & Reed Financial Cl. A	139,300	3,963,085

		67,592,594

Special Purpose Acquisition Corporation - 0.3%
Liberty Acquisition Holdings [a,c]	66,455	631,323
Prospect Acquisition (Units) [a]	150,000	1,542,000
Sapphire Industrials [a,c]	55,600	552,664

		2,725,987

Specialty Finance - 0.5%
Credit Acceptance [a,c]	134,601	4,332,806

Total		107,763,364

Health – 6.3%
Commercial Services - 0.7%
OdontoPrev	32,300	655,444
PAREXEL International [a]	332,400	4,517,316

		5,172,760

Drugs and Biotech - 1.2%
American Oriental Bioengineering [a,c]	15,700	76,302
Boiron	45,000	1,646,268
China Shineway Pharmaceutical Group	377,000	402,779
Endo Pharmaceuticals Holdings [a]	158,300	3,582,329
Pharmacyclics [a,c]	635,746	1,246,062
Simcere Pharmaceutical Group ADR [a,c]	41,200	327,952
Sinovac Biotech [a,c]	22,800	189,012
Sunesis Pharmaceuticals [a]	552,000	218,040
3SBio ADR [a,c]	35,075	385,825
Virbac	16,000	1,638,951
WuXi PharmaTech Cayman ADR [a]	7,310	87,208

		9,800,728

Health Services - 1.6%
Advisory Board (The) [a]	120,000	3,016,800
Albany Molecular Research [a]	85,000	736,100
Bangkok Chain Hospital	220,000	56,959
Chem Rx (Units) [a]	280,000	30,800
Cross Country Healthcare [a]	30,000	279,300
eResearch Technology [a]	117,624	823,368
HMS Holdings [a,c]	50,000	1,911,500
ICON ADR [a,c]	89,900	2,201,651
On Assignment [a]	375,400	2,196,090
Res-Care [a,c]	65,460	930,187
VCA Antech [a,c]	10,000	268,900
WellCare Health Plans [a,c]	5,000	123,250

		12,574,905

Medical Products and Devices - 2.8%
Affymetrix [a]	10,000	87,800
Allied Healthcare Products [a]	180,512	848,406
Atrion Corporation	15,750	2,274,300
Carl Zeiss Meditec	130,000	2,113,515
CONMED Corporation [a]	81,500	1,562,355
Edwards Lifesciences [a,c]	3,400	237,694
Fielmann	25,000	1,816,382
Golden Meditech [a]	200,000	33,032
IDEXX Laboratories [a]	119,600	5,980,000
Immucor [a]	37,300	660,210
STERIS Corporation	98,600	3,002,370
Straumann Holding	6,700	1,734,319
Urologix [a,c]	445,500	530,145
Young Innovations	62,550	1,645,691
Zoll Medical [a]	400	8,608

		22,534,827

Personal Care - 0.0%
Chattem [a,c]	5,000	332,050

Total		50,415,270

Industrial Products – 20.7%
Automotive - 1.5%
Dongfeng Motor Group	90,000	95,225
Gentex Corporation	53,500	757,025
Great Wall Motor	100,000	90,064
LKQ Corporation [a,c]	310,000	5,747,400
Minth Group	201,600	181,309
Nokian Renkaat	65,000	1,515,225
Norstar Founders Group [a,b]	524,000	24,679
SORL Auto Parts [a,c]	26,423	136,078
Superior Industries International	40,000	568,000
WABCO Holdings	103,800	2,179,800
Wonder Auto Technology [a,c]	12,600	151,200
Xinyi Glass Holdings	290,000	203,934

		11,649,939

Building Systems and Components - 2.0%
Armstrong World Industries [a]	128,000	4,410,880
Decker Manufacturing	6,022	72,264
NCI Building Systems [a,c]	13,900	44,480
Preformed Line Products	91,600	3,668,580
Simpson Manufacturing	296,900	7,499,694
Somfy	3,000	643,142

		16,339,040

Construction Materials - 1.2%
Ash Grove Cement Cl. B	50,518	8,537,542
Owens Corning [a]	25,000	561,250
USG Corporation [a,c]	50,000	859,000

		9,957,792

Industrial Components - 2.2%
CLARCOR	92,500	2,900,800
Donaldson Company	92,800	3,213,664
GrafTech International [a]	242,690	3,567,543
II-VI [a]	13,500	343,440
Mueller Water Products Cl. A	72,500	397,300
PerkinElmer	185,800	3,574,792
Powell Industries [a]	92,400	3,547,236

		17,544,775

Machinery - 4.4%
Astec Industries [a]	61,800	1,574,046
Baldor Electric	62,900	1,719,686
Burckhardt Compression Holding	15,000	2,460,677
Burnham Holdings Cl. B	36,000	385,200
Columbus McKinnon [a,c]	81,000	1,227,150
Duoyuan Global Water ADR [a,c]	2,700	89,910
Franklin Electric	104,600	2,998,882
Hardinge	164,193	1,017,997
Hollysys Automation Technologies [a]	38,255	363,040
Jinpan International	15,940	510,239
Lincoln Electric Holdings	104,180	4,943,341
Lonking Holdings	40,000	22,916
Nordson Corporation	123,500	6,927,115
Shanghai Prime Machinery	450,000	73,741
Spirax-Sarco Engineering	95,000	1,586,565
Takatori Corporation [a]	40,000	110,511
Wabtec Corporation	84,900	3,186,297
Wasion Group Holdings	391,000	341,051
Williams Controls [a,c]	37,499	336,741
Woodward Governor	231,600	5,618,616

		35,493,721

Metal Fabrication and Distribution - 3.9%
Carpenter Technology	5,300	123,967
Central Steel & Wire	6,062	3,940,300
Commercial Metals	36,600	655,140
CompX International Cl. A	185,300	1,345,278
Fushi Copperweld [a,c]	12,645	106,977
Kennametal	100,000	2,461,000
NN [a]	197,100	914,544
Nucor Corporation	47,000	2,209,470
RBC Bearings [a,c]	104,100	2,428,653
Reliance Steel & Aluminum	191,520	8,151,091
Schnitzer Steel Industries Cl. A	100,000	5,325,000
Sims Metal Management ADR	164,075	3,270,015

		30,931,435

Miscellaneous Manufacturing - 2.6%
Barnes Group	20,000	341,800
Brady Corporation Cl. A	124,600	3,578,512
China Automation Group	410,500	210,811
Matthews International Cl. A	37,000	1,309,060
Mettler-Toledo International [a]	33,500	3,034,765
PMFG [a]	344,900	4,435,414
Rational	10,700	1,498,298
Raven Industries	86,200	2,304,126
Semperit AG Holding	60,000	2,269,654
Synalloy Corporation	198,800	1,886,612

		20,869,052

Paper and Packaging - 0.3%
Greif Cl. A	5,300	291,765
Mayr-Melnhof Karton	22,000	2,230,056

		2,521,821

Pumps, Valves and Bearings - 1.4%
Gardner Denver [a]	60,500	2,110,240
Graco	151,376	4,218,849
IDEX Corporation	60,200	1,682,590
Pfeiffer Vacuum Technology	37,095	3,045,272

		11,056,951

Specialty Chemicals and Materials - 0.9%
Cabot Corporation	31,000	716,410
China Sky Chemical Fibre [a]	255,000	47,066
Hawkins	186,178	4,349,118
Kingboard Chemical Holdings	57,900	220,392
Victrex	130,000	1,586,245

		6,919,231

Textiles - 0.1%
Pacific Textile Holdings	720,000	253,624
Unifi [a]	121,000	387,200

		640,824

Other Industrial Products - 0.2%
China Fire & Security Group [a,c]	6,300	120,960
Harbin Electric [a,c]	10,200	172,176
Vacon	33,500	1,250,066

		1,543,202

Total		165,467,783

Industrial Services – 16.3%
Advertising and Publishing - 0.5%
AirMedia Group ADR [a,c]	6,000	44,100
Lamar Advertising Cl. A [a]	51,000	1,399,440
SinoMedia Holding	1,672,000	323,611
Sun-Times Media Group Cl. A [a,c]	180,000	1,530
ValueClick [a]	145,000	1,912,550
Voyager Learning [a]	150,000	685,500

		4,366,731

Commercial Services - 8.9%
Animal Health International [a]	19,000	40,280
Brink’s Company (The)	61,100	1,644,201
ChinaCast Education [a,c]	62,800	456,556
Cintas Corporation	64,500	1,954,995
Convergys Corporation [a,c]	121,000	1,202,740
Copart [a]	131,100	4,353,831
Corinthian Colleges [a]	200,900	3,728,704
CRA International [a]	54,587	1,489,679
Diamond Management & Technology Consultants	80,400	550,740
E-House China Holdings ADR [a,c]	23,900	510,504
Epure International	50,000	20,232
Forrester Research [a]	40,300	1,073,592
Gartner [a]	213,000	3,891,510
Global Sources [a,c]	12,536	86,122
Hackett Group [a]	655,000	1,899,500
Hewitt Associates Cl. A [a]	140,720	5,126,430
ITT Educational Services [a]	19,000	2,097,790
Landauer	75,500	4,150,990
Manpower	62,600	3,550,046
ManTech International Cl. A [a]	35,400	1,669,464
MAXIMUS	124,900	5,820,340
Michael Page International	310,000	1,657,699
Monster Worldwide [a,c]	47,800	835,544
MPS Group [a]	564,600	5,939,592
Ritchie Bros. Auctioneers	337,700	8,287,158
Robert Half International	70,000	1,751,400
Sotheby’s	371,600	6,402,668
Spherion Corporation [a]	62,800	389,988
TeleTech Holdings [a,c]	16,000	272,960

		70,855,255

Engineering and Construction - 1.3%
Desarrolladora Homex ADR [a,c]	14,100	532,698
Integrated Electrical Services [a]	355,400	2,860,970
KBR	180,000	4,192,200
NVR [a]	5,000	3,186,850

		10,772,718

Food, Tobacco and Agriculture - 0.7%
Agria Corporation ADR [a,c]	25,000	53,500
Alico	27,000	793,530
Cal-Maine Foods [c]	35,800	958,366
Chaoda Modern Agriculture	295,872	179,813
China Green (Holdings)	239,700	203,821
China Milk Products Group [a]	180,000	64,530
Genting Plantations	50,000	86,680
Hanfeng Evergreen [a]	13,500	76,411
Intrepid Potash [a,c]	75,927	1,791,118
MGP Ingredients [a]	127,400	555,464
Nutreco Holding	58	2,821
Origin Agritech [a,c]	97,500	474,825
Want Want China Holdings	60,000	35,303
Zhongpin [a,c]	12,000	176,640

		5,452,822

Industrial Distribution - 0.8%
Chindex International [a,c]	9,600	120,768
Lawson Products	161,431	2,810,514
MSC Industrial Direct Cl. A	86,000	3,747,880

		6,679,162

Transportation and Logistics - 4.1%
Alexander & Baldwin	60,000	1,925,400
C. H. Robinson Worldwide	64,000	3,696,000
Expeditors International of Washington	6,000	210,900
Forward Air	269,750	6,244,712
Frozen Food Express Industries	286,635	839,841
Hub Group Cl. A [a]	174,400	3,985,040
Landstar System	145,400	5,533,924
Pacific Basin Shipping	10,000	6,606
Patriot Transportation Holding [a]	70,986	5,359,443
Universal Truckload Services	129,576	2,139,300
UTI Worldwide	175,000	2,534,000

		32,475,166

Total		130,601,854

Natural Resources – 9.8%
Energy Services - 5.4%
Cal Dive International [a]	50,000	494,500
CARBO Ceramics	98,700	5,087,985
Core Laboratories	10,000	1,030,900
Ensign Energy Services	225,100	3,414,397
Exterran Holdings [a,c]	103,600	2,459,464
Helmerich & Payne	66,200	2,616,886
ION Geophysical [a,c]	464,500	1,635,040
Jutal Offshore Oil Services [a]	120,000	13,006
Lufkin Industries	18,000	957,240
Major Drilling Group International	133,200	2,705,926
Oil States International [a]	137,000	4,812,810
Pason Systems	140,800	1,637,286
RPC	25,000	262,000
SEACOR Holdings [a,c]	101,300	8,269,119
ShawCor Cl. A	76,000	2,055,723
TETRA Technologies [a]	68,000	658,920
Trican Well Service	99,900	1,296,979
Unit Corporation [a]	46,000	1,897,500
Willbros Group [a]	103,800	1,580,874
Yingli Green Energy Holding Company ADR [a,c]	17,700	220,542

		43,107,097

Oil and Gas - 0.8%
Atlas Energy [c]	9,200	249,044
Bill Barrett [a]	50,000	1,639,500
Cimarex Energy	95,490	4,136,627
CNPC Hong Kong	110,000	87,289
Penn Virginia	22,880	524,181

		6,636,641

Precious Metals and Mining - 2.2%
Etruscan Resources [a]	745,900	327,440
Gammon Gold [a]	198,300	1,687,533
Golden Star Resources [a,c]	350,000	1,179,500
Harry Winston Diamond	10,000	83,700
Hecla Mining [a,c]	528,600	2,320,554
Hochschild Mining	100,000	500,221
IAMGOLD Corporation	235,620	3,331,667
Kimber Resources [a,c]	560,000	369,600
New Gold [a,c]	640,000	2,425,600
Northam Platinum	350,000	1,537,540
Northgate Minerals [a]	140,000	375,200
NovaGold Resources [a,c]	70,000	358,400
Pan American Silver [a]	41,000	934,800
Royal Gold	34,400	1,568,640
Yanzhou Coal Mining ADR	8,000	128,800
Zhaojin Mining Industry	15,000	25,548

		17,154,743

Real Estate - 1.4%
Avatar Holdings [a]	50,000	950,000
Consolidated-Tomoka Land	13,564	519,501
PICO Holdings [a]	75,200	2,507,920
St. Joe Company (The) [a,c]	110,500	3,217,760
Tejon Ranch [a,c]	152,300	3,911,064

		11,106,245

Other Natural Resources - 0.0%
Hidili Industry International Development [a]	175,000	163,483
Jiangxi Copper	42,000	94,188

		257,671

Total		78,262,397

Technology – 20.6%
Aerospace and Defense - 1.6%
AerCap Holdings [a]	45,000	408,150
Ducommun	117,200	2,216,252
FLIR Systems [a]	75,000	2,097,750
HEICO Corporation	107,700	4,669,872
HEICO Corporation Cl. A	48,200	1,634,462
Hexcel Corporation [a]	47,500	543,400
Moog Cl. A [a,c]	33,000	973,500

		12,543,386

Components and Systems - 5.4%
AAC Acoustic Technologies Holdings	340,300	372,791
Analogic Corporation	40,135	1,485,798
Belden	57,800	1,335,180
Benchmark Electronics [a]	165,200	2,973,600
Checkpoint Systems [a]	56,060	921,626
China Digital TV Holding Company ADR	5,000	36,000
China Security & Surveillance Technology [a,c]	6,000	42,840
Diebold	101,600	3,345,688
Dionex Corporation [a]	52,900	3,436,913
Electronics for Imaging [a]	25,000	281,750
Energy Conversion Devices [a,c]	84,500	978,510
Intermec [a]	23,000	324,300
Newport Corporation [a]	483,500	4,235,460
Perceptron [a]	357,700	1,559,572
Plexus Corporation [a]	264,700	6,972,198
Richardson Electronics	520,712	2,655,631
Technitrol	261,200	2,405,652
Teradata Corporation [a]	67,000	1,843,840
Vaisala Cl. A	96,000	3,490,965
Vishay Intertechnology [a]	186,000	1,469,400
VTech Holdings	66,050	568,879
Western Digital [a]	4,500	164,385
Zebra Technologies Cl. A [a]	84,925	2,202,105

		43,103,083

Distribution - 0.9%
Agilysys	165,125	1,088,174
Anixter International [a]	61,795	2,478,597
China 3C Group [a]	6,600	3,697
Tech Data [a,c]	86,500	3,599,265

		7,169,733

Internet Software and Services - 0.2%
DealerTrack Holdings [a]	45,000	850,950
NetEase.com ADR [a,c]	3,500	159,880
NHN Corporation [a]	300	44,176
Perficient [a,c]	10,000	82,700
RealNetworks [a]	245,400	912,888

		2,050,594

IT Services - 3.0%
Alten [a]	78,044	2,095,673
AsiaInfo Holdings [a]	42,180	842,334
Black Box	42,300	1,061,307
DST Systems [a,c]	5,000	224,000
Metavante Technologies [a,c]	20,000	689,600
Sapient Corporation [a]	806,602	6,485,080
SRA International Cl. A [a]	190,800	4,119,372
Syntel	137,379	6,557,100
Total System Services	106,000	1,707,660
Yucheng Technologies [a]	15,840	113,573

		23,895,699

Semiconductors and Equipment - 4.0%
Analog Devices	30,000	827,400
ASM Pacific Technology	21,400	151,732
BE Semiconductor Industries [a,c]	58,000	217,500
Brooks Automation [a]	5,152	39,825
Cognex Corporation	236,200	3,868,956
Coherent [a,c]	215,500	5,025,460
Diodes [a]	252,450	4,566,820
Exar Corporation [a]	157,576	1,158,184
Fairchild Semiconductor International [a]	10,100	103,323
Himax Technologies ADR	80,500	268,065
Image Sensing Systems [a]	8,310	107,781
International Rectifier [a]	120,000	2,338,800
Intevac [a]	57,450	772,128
Power Integrations	49,000	1,633,170
Rofin-Sinar Technologies [a]	278,200	6,387,472
Semitool [a]	50,000	422,500
TTM Technologies [a]	221,400	2,539,458
Vimicro International ADR [a]	270,000	982,800
Virage Logic [a,c]	120,000	625,200

		32,036,574

Software - 3.9%
ACI Worldwide [a]	201,150	3,043,400
Activision Blizzard [a]	13,500	167,265
Advent Software [a,c]	150,300	6,049,575
ANSYS [a]	100,000	3,747,000
Aspen Technology [a]	42,100	432,788
ATA ADR [a,c]	48,000	270,240
Avid Technology [a]	186,000	2,620,740
Blackbaud	36,890	855,848
Epicor Software [a]	79,900	508,963
Fair Isaac	54,500	1,171,205
JDA Software Group [a]	99,900	2,191,806
Majesco Entertainment [a,c]	36,255	49,669
MSC.Software [a]	71,900	604,679
National Instruments	92,900	2,566,827
Net 1 UEPS Technologies [a,c]	50,000	1,048,000
Parametric Technology [a,c]	68,000	939,760
Pegasystems	16,200	559,386
PLATO Learning [a]	149,642	646,453
Rosetta Stone [a,c]	5,000	114,800
SPSS [a]	25,135	1,255,493
Sybase [a]	57,600	2,240,640
THQ [a,c]	20,000	136,800

		31,221,337

Telecommunications - 1.6%
Adaptec [a]	1,743,100	5,821,954
ADTRAN	65,000	1,595,750
Globecomm Systems [a]	233,700	1,698,999
LiveWire Mobile [a]	380,000	133,000
Sonus Networks [a]	554,000	1,174,480
Sycamore Networks [a,c]	221,000	667,420
Tandberg	70,000	1,676,044
Zhone Technologies [a]	1,120,000	560,000

		13,327,647

Total		165,348,053

Miscellaneous [e] – 5.0%
Total		39,995,898

TOTAL COMMON STOCKS
(Cost $804,402,254)		923,919,986

PREFERRED STOCKS – 0.5%
Duratex	115,400	1,827,145
Seneca Foods Conv. [a,b]	85,000	2,096,100

TOTAL PREFERRED STOCKS
(Cost $2,553,509)		3,923,245

REPURCHASE AGREEMENT – 11.6%
State Street Bank & Trust Company, 0.01% dated 9/30/09, due 10/1/09, maturity value $93,009,026 (collateralized by obligations of various U.S. Government Agencies, 2.90%-4.375% due 3/15/13-10/18/13, valued at $95,337,519) (Cost $93,009,000)		93,009,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 5.8%
Money Market Funds
Federated Government Obligations Fund (7 day yield-0.1287%) (Cost $46,422,739)		46,422,739

TOTAL INVESTMENTS – 133.3%
(Cost $946,387,502)		1,067,274,970

LIABILITIES LESS CASH AND OTHER ASSETS – (5.8)%		(46,769,350)

PREFERRED STOCK – (27.5)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$800,505,620

[a]	Non-income producing.
[b]

Securities for which market quotations are not readily available represent 0.3% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

[c]	All or a portion of these securities were on loan at September 30, 2009. Total market value of loaned securities at September 30, 2009 was $44,996,564.
[d]

At September 30, 2009, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[e]	Includes securities first acquired in 2009 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION:  The cost of total investments for Federal income tax purposes was $948,333,073. At September 30, 2009, net unrealized appreciation for all securities was $118,941,897, consisting of aggregate gross unrealized appreciation of $255,701,588 and aggregate gross unrealized depreciation of $136,759,691. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:
	Level 1	Level 2	Level 3	Total

Equities	$772,539,768	$152,991,810	$2,311,653	$927,843,231
Cash Equivalents		139,431,739		139,431,739

Level 3 Reconciliation:

		Change in
		unrealized
	Balance as of	appreciation				Realized Gain	Balance as of
	12/31/2008	(depreciation)	Purchases	Transfers In	Sales	(Loss)	9/30/09

Equities	$1,639,582	$1,239,713	$2,098	$494,351	$87,905	$(976,186)	$2,311,653

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:

The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:

An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2009:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/08	12/31/08	Purchases	Sales	Gain (Loss)	Income	9/30/09	9/30/09

Delta Apparel *	605,560	$2,210,294	-	$4,297,286	$(2,488,607)	-
Timberland Bancorp	469,200	3,495,540	-	-	-	$131,376	469,200	$2,261,544

		$5,705,834			$(2,488,607)	$131,376		$2,261,544

* Not an Affiliated Company at September 30, 2009.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)        The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

              Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 17, 2009

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: November 17, 2009